Common Stock: Schedule of Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Stockholders Equity

	NAME	ADDRESS	Type of Consideration	Value of Assets/Services	Value of Cash	Date	No. of Shares
1	Clifford D. Jett	PO Box 846, Rufus, OR 97050	Services	$60,000.00		1/12/2010	3,000,000
2	John Sprovieri	PO Box 813, Rufus OR 97050	Services	$60,000.00		1/12/2010	3,000,000
2	John Sprovieri	PO Box 813, Rufus OR 97050	Assets	$135,000.00		12/01/2011	6,750,000
3	William Beers	PO Box 825, Rufus OR 97050	Services	$60,000.00		1/12/2010	3,000,000
4	Lynn Komar	61560 Sunny Breeze Lane, Bend OR 97702	Services	$5,000.00		1/12/2010	250,000

5	Kathleen D. Jett	PO Box 846, Rufus, OR 97050	Cash		$200.00	1/21/2010	10,000
6	Mary E Sprovieri	PO Box 813 Rufus OR 97050	Cash		$200.00	2/4/2010	10,000
7	Linda Beers	PO Box 825, Rufus OR 97050	Cash		$200.00	2/4/2010	10,000
8	Robert Tanner	PO Box 54, Grass Valley OR 97029	Cash		$500.00	1/12/2010	25,000
9	Marjorie E. Yarnell	PO Box 6, Rufus OR 97050	Cash		$200.00	1/12/2010	10,000
10	Sharon R. Nolan	PO Box 745, Rufus OR 97050	Cash		$200.00	1/12/2010	10,000
11	Julie Jett Regnell	1126 Olmo Way, Boulder City NV 89005	Cash		$600.00	1/12/2010	30,000
12	Ryan R. Regnell	1126 Olmo Way, Boulder City NV 89005	Cash		$200.00	1/12/2010	10,000
13	Roderick R. Regnell	1126 Olmo Way, Boulder City, NV 89005	Cash		$200.00	1/12/2010	10,000
14	Larry Barngrover	428 S. Lawndale Dr., Spring Creek, NV 89815	Cash		$200.00	1/12/2010	10,000
15	Ryan P. Sharp	PO Box 351, Pendleton, OR 97801-0351	Cash		$200.00	1/12/2010	10,000
16	Daniel J. Hall	PO Box 292,Wasco, OR 97065	Cash		$200.00	1/12/2010	10,000
17	George R. Jett	PO Box 826, Rufus, OR 97050	Cash		$200.00	1/12/2010	10,000
18	Kelly Louise Means	PO Box 12053, Reno, NV 89510	Cash		$200.00	1/12/2010	10,000
19	Jaime Scott McLaughlin	PO Box 12053, Reno, NV 89510	Cash		$200.00	1/12/2010	10,000
20	Linda Randle	6060 Oak St., Anderson, CA 96007	Cash		$200.00	1/20/2010	10,000
21	Jimmy Nelson	353 Centerville Hwy., Lyle, WA 98635	Cash		$200.00	1/20/2010	10,000
22	Michael Nilson	PO Box 518, Lyle, WA 98635	Cash		$200.00	1/20/2010	10,000
23	Doug Bill	101 Jayden Lane Stevenson WA 98648	Cash		$200.00	1/20/2010	10,000
24	Kimberly A. Grimm	PO Box 801, Rufus, OR 97050	Cash		$200.00	1/21/2010	10,000
25	Cory L. Bernard	704 Oak Ave., Hood River, OR 97031	Cash		$200.00	1/21/2010	10,000
26	Kenneth A. Jett	PO Box 846, Rufus, OR 97050	Cash		$200.00	2/4/2010	10,000
27	Rebecca Jones	72233 Blalock Cyn. Rd. Arlington,OR 97812	Cash		$200.00	2/4/2010	10,000
28	Karen A. Johnson	300 Circulo Uno Poco, Rohnert Park, CA	Cash		$200.00	2/4/2010	10,000
29	Jennifer Bain	4804 Gettysburg Rd.,Knoxville, TN 37921	Cash		$200.00	2/4/2010	10,000
30	Elizabeth A Voiles	6200 Hickson Pike, #202, Hickson TN 37343	Cash		$200.00	2/4/2010	10,000
31	Jose M. Guzman	PO Box 703, Rufus, OR 97050	Cash		$200.00	2/4/2010	10,000
32	Christopher Longphre	PO Box 631, Stevenson, WA 98648	Cash		$200.00	2/4/2010	10,000
33	Donald Hilderbrand	PO Box 148, Wasco OR 97065	Cash		$200.00	2/4/2010	10,000
34	Martin J Kelly	PO Box 813 Rufus OR 97050	Cash		$200.00	2/4/2010	10,000
35	John Schmidt	PO Box 1934 Sandy OR 97055	Cash		$200.00	2/4/2010	10,000
36	Joe Hobbs	210 Webber Street, The Dalles OR 97058	Cash		$500.00	2/4/2010	25,000
37	Billy Sullivan	PO Box 614, Hood River OR 97031	Cash		$500.00	2/4/2010	25,000
38	Linda Buchanan	PO Box 825 Rufus OR 97050	Cash		$200.00	2/4/2010	10,000
39	Dan Newbold	30303 Maple Drive, Junction City, OR 97448	Cash		$500.00	2/4/2010	25,000
40	Lee Hall	30325 Maple Dr. Junction City, OR. 97448	Cash		$500.00	2/4/2010	25,000
41	Steven A. Weber	1950 Maple Ave. NE, Salem, OR. 97301	Cash		$200.00	1/12/2010	970,000
42	VAWT Earth Wind and Power	Unit 2393 Sidney, B.C. V8L 3Y3	Services	$19,400.00	-	2/4/2010	25,000

43	Colonial Stock Transfer Co.	66 Exchange Place, Salt Lake City, UT 84111	Services	$3,000.00	-	9/5/2013	100,000
			TOTALS	$342,400.00	$9,300.00		17,535,000